Form N-1A Supplement	Dec. 15, 2025
Pacer US Export Leaders ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer US Export Leaders ETF (PEXL)
(the “Fund”)

July 23, 2026

Supplement dated July 23, 2026 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated December 15, 2025, as previously supplemented
Effective August 1, 2026, the management fee for the Fund has been reduced to an annual rate of 0.49% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%
[1] Restated to reflect current fees and expenses. Prior to August 1, 2026, the Fund’s management fee was 0.60%.
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.